Summary of Assets Measured at Fair Value on Non-Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges		$ 35,345	$ 13,108	$ 8,891
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges	[1]	32,680	11,457
Fair Value, Measurements, Nonrecurring | Containers held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges	[1],[2]	32,680	11,457
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		32,153	10,606
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2 | Containers held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	[2]	$ 32,153	$ 10,606

[1]	Included in container impairment in the accompanying consolidated statements of income.
[2]	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.